Trade and other receivables - Components of trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 45,467	$ 39,265
Accrued revenues	5,118	3,962	$ 3,486
Tax credits receivable	4,316	1,651
Interest receivable	39	213
Other receivables	269	475
Trade and other receivables	$ 55,209	$ 45,566